Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Capital stock	Deficit	Accumulated other comprehensive (loss) income		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance, shares at Dec. 31, 2021		1,779,331,000
Beginning balance at Dec. 31, 2021	$ 32,307	$ 28,497	$ (6,566)	$ (23)	[1]	$ 1,949	[2]	$ 23,857	$ 8,450
Net income	1,017	0	432	0		0		432	585
Total other comprehensive loss	49	0	0	49	[1]	0		49	0
Total comprehensive income (loss)	1,066	$ 0	432	49	[1]	0		481	585
Transactions with owners
Dividend reinvestment plan, shares		269,000
Increase (decrease) through share repurchase program, shares		(24,250,000)
Total transactions with owners, shares		(23,981,000)
Dividends (note 31)	(1,143)	$ 0	(1,143)	0		0		(1,143)	0
Increase (decrease) through acquisition of subsidiary, equity	329	0	0	0		0	[2]	0	329
Disbursements to non-controlling interests (note 32)	(846)	0	0	0		0		0	(846)
Dividend reinvestment plan (note 31)	0	5	(5)	0		0		0	0
Share buyback program (note 31)	(424)	(388)	0	0		(36)	[2]	(424)	0
Total transactions with owners	(2,084)	$ (383)	(1,148)	0		(36)	[2]	(1,567)	(517)
Ending balance, shares at Dec. 31, 2022		1,755,350,000
Ending balance at Dec. 31, 2022	31,289	$ 28,114	(7,282)	26	[1]	1,913	[2]	22,771	8,518
Net income	1,953	0	1,272	0		0		1,272	681
Total other comprehensive loss	(2)	0	0	(2)	[1]	0		(2)	0
Total comprehensive income (loss)	1,951	$ 0	1,272	(2)	[1]	0		1,270	681
Transactions with owners
Dividend reinvestment plan, shares		220,000
Increase (decrease) through share repurchase program, shares		0
Total transactions with owners, shares		220,000
Dividends (note 31)	(700)	$ 0	(700)	0		0		(700)	0
Funding from non-controlling interests (note 32)	40								40
Disbursements to non-controlling interests (note 32)	(578)	0	0	0		0		0	(578)
Dividend reinvestment plan (note 31)	0	3	(3)	0		0		0	0
Total transactions with owners	(1,238)	$ 3	(703)	0		0	[2]	(700)	(538)
Ending balance, shares at Dec. 31, 2023		1,755,570,000
Ending balance at Dec. 31, 2023	$ 32,002	$ 28,117	$ (6,713)	$ 24	[1]	$ 1,913	[2]	$ 23,341	$ 8,661

[1]	Includes cumulative translation adjustments as at December 31, 2023: $95 million loss (December 31, 2022: $93 million loss).
[2]	Includes additional paid-in capital as at December 31, 2023: $1,875 million (December 31, 2022: $1,875 million).